UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended December 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       300 Crescent Court, Suite 1100, Dallas, TX  75201

13F File Number:    _________

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

  /s/ D. Blair Baker		  Dallas, Texas          February 11, 2002
  --------------------          -------------          -----------------


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:                50

Form 13F Information Table Value Total:           $98,998     (in thousands)



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                               FORM 13F INFORMATION TABLE



                                                                                                        VOTING AUTHORITY
                      TITLE OF              VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER    -------------------------
NAME OF ISSUER         CLASS     CUSIP    (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED   NONE
--------------         -----   ---------   --------  ----------   ---  ----   --------  ---------     ----   -------  ----

ACCLAIM ENTMT          COM PAR	004325205	1,146	216,300	SH		SOLE	216,300
	$0.02
ACTIVISION INC NEW     COM NEW	004930202	1,789	68,800	SH		SOLE	68,800
AETHER SYS INC	COM	00808V105	1,124	122,200	SH		SOLE	122,200
AFFILIATED COMPUTER	CL A	008190100	6,262	59,000	SH		SOLE	59,000
  SERVICES
ALLIANCE GAMING CORP   COM NEW	01859P609	3,177	108,100	SH		SOLE	108,100
ALTERA CORP	COM	021441100	1,753	82,600	SH		SOLE	82,600
AMERICAN 	COM	02886P109	919	44,200	SH		SOLE	44,200
  PHARMACEUTICALS PTNRS
ARAMARK CORP	CL B	038521100	527	19,600	SH		SOLE	19,600
CAREMARK RX INC	COM	141705103	2,207	135,300	SH		SOLE	135,300
CHORDIANT SOFTWARE INC	COM	170404107	2,294	290,000	SH		SOLE	290,000
CONCORD EFS INC	COM	206197105	646	19,700	SH		SOLE	19,700
CORINTHIAN COLLEGES INC	COM	218868107	6,436	157,400	SH		SOLE	157,400
COST PLUS INC CALIF	COM	221485105	912	34,400	SH		SOLE	34,400
E-LOAN INC	COM	26861P107	472	256,600	SH		SOLE	256,600
ELECTRONICS BOUTIQUE	COM	286045109	2,948	73,800	SH		SOLE	73,800
  HLDGS CP
F5 NETWORKS INC	COM	315616102	2,542	118,000	SH		SOLE	118,000
FREEMARKETS INC	COM	356602102	2,119	88,400	SH		SOLE	88,400
GENESIS MICROCHIP INC	COM	371933102	324	4,900	SH		SOLE	4,900
GETTY IMAGES INC	COM	374276103	1,358	59,100	SH		SOLE	59,100
GLOBAL SPORTS INC	COM	37937A107	982	49,200	SH		SOLE	49,200
INFOCUS CORP	COM	45665B106	2,814	127,800	SH		SOLE	127,800
INTEGRATED CIRCUIT SYS	COM	45811K208	1,220	54,000	SH		SOLE	54,000
  INC
INTERNATIONAL GAME	COM	459902102	2,008	29,400	SH		SOLE	29,400
  TECHNOLOGY
INTERSIL CORP 	CL A	460695109	3,644	113,000	SH		SOLE	113,000
INTUIT	COM	461202103	3,363	78,600	SH		SOLE	78,600
L-3 COMMUNICATIONS 	COM	502424104	882	9,800	SH		SOLE	9,800
MARVELL ENTERPRISES INC	COM	57383M108	1,583	44,200	SH		SOLE	44,200
  HLDGS INC
NETBANK INC	COM	640933107	1,234	118,000	SH		SOLE	118,000
NETIQ CORP	COM	641150102	4,852	137,600	SH		SOLE	137,600
OVERTURE SVCS INC	COM	69039R100	2,438	68,800	SH		SOLE	68,800
PETSMART INC	COM	716768106	3,387	344,200	SH		SOLE	344,200
POLYCOM INC	COM	73172K104	7,604	223,200	SH		SOLE	223,200
PRUDENTIAL FINL INC	COM	744320102	1,683	50,700	SH		SOLE	50,700
REALNETWORKS INC	COM	75605L104	1,227	206,500	SH		SOLE	206,500
RESOURCE BANCSHARES MTG	COM	761197102	676	59,000	SH		SOLE	59,000
  GROUP
RIVERSTONE NETWORKS INC COM	769320102	409	24,600	SH		SOLE	24,600
SCIENTIFIC ATLANTA INC	COM	808655104	352	14,700	SH		SOLE	14,700
SCIENTIFIC GAMES CORP	CL A	80874P109	172	19,600	SH		SOLE	19,600
SONIC CORP	COM	835451105	1,062	29,500	SH		SOLE	29,500
SONICWALL INC	COM	835470105	764	39,300	SH		SOLE	39,300
SPEECHWORKS INTL INC	COM	84764M101	222	19,700	SH		SOLE	19,700
SPORTS AUTH INC	COM	849176102	291	51,100	SH		SOLE	51,100
STAMPS COM INC	COM	852857101	2,273	635,000	SH		SOLE	635,000
SYMANTEC CORP	COM	871503108	8,477	127,800	SH		SOLE	127,800
TELETECH HOLDINGS INC	COM	879939106	1,270	88,600	SH		SOLE	88,600
TOO INC	COM	890333107	677	24,600	SH		SOLE	24,600
TUMBLEWEED 	COM	899690101	438	73,800	SH		SOLE	73,800
  COMMUNICATIONS CORP
TWEETER HOME ENTMT 	COM	901167106	1,140	39,300	SH		SOLE	39,300
  GROUP INC
UTSTARCOM INC 	COM	918076100	1,400	49,100	SH		SOLE	49,100
VERISIGN INC	COM	92343E102	1,499	39,400	SH		SOLE	39,40

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